VARIABLE INTEREST ENTITY (Tables)	12 Months Ended
Dec. 31, 2014
VARIABLE INTEREST ENTITY [Abstract]
Schedule of Variable Interest Entities Financial Information

Daqo New Material leased all of its assets for use in the Group's operations before December 30, 2014. The revenues, operating costs and expenses and net income of the VIE are as follows:

	Year ended December 31,
	2012	2013		2014
Revenues	$10,743,336	$—	*	$	*
Operating costs and expenses	$14,451,810	$150,147,024		$	*
Net income (loss)	$(3,708,474)	$(150,147,024)		$	*

*

The lease term was amended at the beginning of 2013 and reduced the rent to $0 per month and was later terminated on December 30, 2013.